Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

November 30, 2012

Dates Covered
Collections Period	11/01/12 - 11/30/12
Interest Accrual Period	11/15/12 - 12/16/12
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/12	216,644,128.26	25,723
Yield Supplement Overcollateralization Amount at 10/31/12	6,633,866.25	0

Receivables Balance at 10/31/12	223,277,994.51	25,723
Principal Payments	12,694,858.77	693
Defaulted Receivables	205,434.31	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/12	6,023,701.56	0

Pool Balance at 11/30/12	204,353,999.87	25,013

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,571,365.93	221
Past Due 61-90 days	516,259.82	44
Past Due 91 + days	76,703.90	8

Total	3,164,329.65	273

Total 31+ Delinquent as % Ending Pool Balance	1.55%

Recoveries	217,084.76

Aggregate Net Losses/(Gains) - November 2012	-11,650.45

Overcollateralization Target Amount	12,261,239.99
Actual Overcollateralization	12,261,239.99

Weighted Average APR	4.50%
Weighted Average APR, Yield Adjusted	7.52%
Weighted Average Remaining Term	26.70

Flow of Funds	$ Amount

Collections	13,781,934.32
Advances	971.29
Investment Earnings on Cash Accounts	1,130.59
Servicing Fee	(186,065.00)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	13,597,971.20

Distributions of Available Funds
(1) Class A Interest	316,305.29
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	11,552,720.68
(7) Distribution to Certificateholders	1,647,610.43
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,597,971.20

Servicing Fee	186,065.00
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 11/15/12	203,645,480.56
Principal Paid	11,552,720.68
Note Balance @ 12/17/12	192,092,759.88

Class A-1
Note Balance @ 11/15/12	0.00
Principal Paid	0.00
Note Balance @ 12/17/12	0.00
Note Factor @ 12/17/12	0.0000000%

Class A-2
Note Balance @ 11/15/12	0.00
Principal Paid	0.00
Note Balance @ 12/17/12	0.00
Note Factor @ 12/17/12	0.0000000%

Class A-3
Note Balance @ 11/15/12	0.00
Principal Paid	0.00
Note Balance @ 12/17/12	0.00
Note Factor @ 12/17/12	0.0000000%

Class A-4
Note Balance @ 11/15/12	171,749,480.56
Principal Paid	11,552,720.68
Note Balance @ 12/17/12	160,196,759.88
Note Factor @ 12/17/12	80.8641636%

Class B
Note Balance @ 11/15/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	31,896,000.00
Note Factor @ 12/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	397,640.09
Total Principal Paid	11,552,720.68

Total Paid	11,950,360.77

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	316,305.29
Principal Paid	11,552,720.68

Total Paid to A-4 Holders	11,869,025.97

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4336306
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5983593

Total Distribution Amount	13.0319899

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.5966467
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	58.3158545

Total A-4 Distribution Amount	59.9125012

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/12	23,598.98
Balance as of 11/30/12	24,570.27
Change	971.29

Reserve Account
Balance as of 11/15/12	2,345,271.93
Investment Earnings	166.46
Investment Earnings Paid	(166.46)
Deposit/(Withdrawal)	—
Balance as of 12/17/12	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93